Document and Entity Information	Apr. 05, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000732717
Document Type	8-K
Document Period End Date	Apr. 05, 2022
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(210)
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A
Trading Symbol	T PRA
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C
Trading Symbol	T PRC
Security Exchange Name	NYSE
Att Inc .1.450 Global Notes Due June 120224 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.450% Global Notes due June 1, 2022
Trading Symbol	T 22B
Security Exchange Name	NYSE
Att Inc .2.500 Global Notes Due March 15202311 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.500% Global Notes due March 15, 2023
Trading Symbol	T 23
Security Exchange Name	NYSE
Att Inc .2.750 Global Notes Due May 192023 Member 15 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.750% Global Notes due May 19, 2023
Trading Symbol	T 23C
Security Exchange Name	NYSE
ATT Inc Floating Rate Global Notes Due September 52023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due September 5, 2023
Trading Symbol	T 23D
Security Exchange Name	NYSE
Att Inc .1.050 Global Notes Due September 52023 Member 24 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.050% Global Notes due September 5, 2023
Trading Symbol	T 23E
Security Exchange Name	NYSE
Att Inc .1.300 Global Notes Due September 5202316 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.300% Global Notes due September 5, 2023
Trading Symbol	T 23A
Security Exchange Name	NYSE
Att Inc .1.950 Global Notes Due September 15202317 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.950% Global Notes due September 15, 2023
Trading Symbol	T 23F
Security Exchange Name	NYSE
Att Inc .2.400 Global Notes Due March 1520245 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.400% Global Notes due March 15, 2024
Trading Symbol	T 24A
Security Exchange Name	NYSE
Att Inc .3.500 Global Notes Due December 172025 Member 28 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.500% Global Notes due December 17, 2025
Trading Symbol	T 25
Security Exchange Name	NYSE
Att Inc .0.250 Global Notes Due March 420266 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.250% Global Notes due March 4, 2026
Trading Symbol	T 26E
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 520262 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
Att Inc .2.900 Global Notes Due December 4202625 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.900% Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
Att Inc .1.600 Global Notes Due May 19202812 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.600% Global Notes due May 19, 2028
Trading Symbol	T 28C
Security Exchange Name	NYSE
Att Inc .2.350 Global Notes Due September 5202919 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.350% Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
Att Inc .4.375 Global Notes Due September 14202920 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
Att Inc .2.600 Global Notes Due December 17202926 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
Att Inc .0.800 Global Notes Due March 420307 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T 30B
Security Exchange Name	NYSE
Att Inc .2.050 Global Notes Due May 19203213 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.050% Global Notes due May 19, 2032
Trading Symbol	T 32A
Security Exchange Name	NYSE
Att Inc .3.550 Global Notes Due December 17203227 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.550% Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
Att Inc .5.200 Global Notes Due November 182033 Member 30 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.200% Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
Att Inc .3.375 Global Notes Due March 1520348 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
Att Inc .2.450 Global Notes Due March 1520359 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.450% Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
Att Inc .3.150 Global Notes Due September 4203621 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.150% Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
Att Inc .2.600 Global Notes Due May 19203814 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due May 19, 2038
Trading Symbol	T 38C
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 1420391 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T 39B
Security Exchange Name	NYSE
ATT Inc 7000 Global Notes Due April 302040 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 7.000% Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
Att Inc .4.250 Global Notes Due June 120431 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
Att Inc .4.875 Global Notes Due June 120442 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
Att Inc .4.000 Global Notes Due June 120493 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.000% Global Notes due June 1, 2049
Trading Symbol	T 49A
Security Exchange Name	NYSE
Att Inc .4.250 Global Notes Due March 1205010 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due March 1, 2050
Trading Symbol	T 50
Security Exchange Name	NYSE
Att Inc .3.750 Global Notes Due September 1205023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.750% Global Notes due September 1, 2050
Trading Symbol	T 50A
Security Exchange Name	NYSE
Att Inc .5.350 Global Notes Due November 1206629 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.350% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE
ATT Inc 5625 Global Notes Due August 12067 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.625% Global Notes due August 1, 2067
Trading Symbol	TBC
Security Exchange Name	NYSE